Northern Lights Fund Trust IV

FormuliaFolios Income ETF

Incorporated herein by reference is the definitive version of the supplement for the FormuliaFolios Income ETF filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on June 27, 2017 (SEC Accession No.: 0001580642-17-003632).